Capital disclosures - Additional Information (Details)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	4.19	2.20
Top of range [member]
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	1.5